Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net consisted of the following:
	September 30, 2023	March 31, 2023
Accounts receivable	$77,220,242	$92,666,927
Less: allowance for credit losses	(3,038,819)	(3,219,772)
Accounts receivable, net	$74,181,423	$89,447,155

Schedule of Allowance for Credit Losses	Movement of allowance for credit losses was as follows:
	September 30, 2023	March 31, 2023
Beginning balance	$3,219,772	$237,037
Additions	166,966	2,951,045
Foreign currency translation adjustments	(347,919)	31,690
Ending balance	$3,038,819	$3,219,772